Equity - issued capital	6 Months Ended
Dec. 31, 2025
Equity - issued capital [Abstract]
Equity - issued capital
Note 18. Equity - issued capital

	31-Dec-25	30-Jun-25	31-Dec-25	30-Jun-25
	Shares	Shares	$'000	$'000

Ordinary shares - fully paid	2,674,633,957	2,608,172,516	309,498	302,651

Movements in ordinary share capital

Details	Shares	$'000

Balance as at 1 July 2024	2,325,614,708	281,671
Capital raise	252,500,000	16,412
Share issue costs from capital raise	-	(618)
Performance rights vested [1]	30,057,808	5,186

Balance at year ended 30 June 2025	2,608,172,516	302,651
Share issue from capital raise	33,550,000	2,176
Share issue costs from capital raise	-	(99)
Performance rights vested [1]	32,911,441	4,770

Balance at period ended 31 December 2025	2,674,633,957	309,498

(1)	Ordinary shares issued to employees upon vesting of performance rights

Ordinary shares are classified as equity. There are no restrictions on voting rights. On a show of hands every member present or by proxy shall have one vote and upon a poll each share shall have one vote. Where a member holds shares, which are not fully paid, the number of votes to which that member is entitled on a poll in respect of those part paid shares shall be fraction of one vote which the amount paid up bears to the total issued price thereof. They have the right to receive dividends as declared and, in the event of winding up of the Company, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held.

Incremental costs directly attributable to the issue of new shares, options or rights are shown in equity as a deduction from the proceeds.

Management controls the capital of the Group in order to maintain a sustainable debt to equity ratio, generate long-term shareholder value and that the Group can fund its operations and continue as a going concern.

The Group is not subject to any externally imposed capital requirements.

During the 12 months ended 30 June 2025, the Company issued 30,057,807 shares as a consequence of Performance Rights vesting under the Equity Incentive Plan, nil shares as a result of options exercised, and 252,500,000 shares as a consequence of a capital raise.

During the six months ended 31 December 2025, the Company issued 20,701,784 shares as a consequence of Performance Rights vesting under the Equity Incentive Plan, nil shares as a result of options exercised, and 33,550,000 shares as a consequence of a capital raise.

Share schemes
The Company has two share schemes in operation:

●	The Share Option Plan; and
●	The Equity Incentive Plan

Under these plans, ordinary shares have been granted to senior executives, directors and employees and a number of consultants. Further details about the operation of these plans are set out in Note 26 'Share-based payments'. The Equity Incentive Plan is capable of issuing both options and performance rights. The pre-existing Share Option Plan will be phased out as existing options are issued or expire.